Lease Liabilities	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
DisclosureOfLeases Explanatory
8. Lease liabilities
Total lease liabilities included in the consolidated balance sheet are as follows:

As at December 31
2019
Balance, January 1, 2019	$136
Additions (terminations)	1
Unwinding of discount on lease liabilities	7
Lease payments	(30)

Balance , Decembe r 31 , 2019	$114

Current portion	$29
Long-term portion	85
Total	$114
Subsequent to December 31, 2019, the Company entered into an agreement with our building landlord to reduce the net amount payable under the Company’s office lease (including sub-lease recoveries) to a maximum of
$0.8
million per month ($
10 million
per annum) for the period from February 1, 2020 through January 31, 2025, when the lease expires. The agreement will be included in the results of the first quarter of 2020.
The following table sets out a maturity analysis of lease payments, disclosing the undiscounted balance after December 31, 2019:

	2020	2021	2022	2023	2024	Thereafter	Total
Office	$22	$22	$22	$22	$22	$2	$112
Transportation	6	3	3	—	—	—	12
Vehicle	1	1	1	—	—	—	3
Surface	—	—	—	—	—	6	6

Total	$29	$26	$26	$22	$22	$8	$133

Amounts recognized in Consolidated Statements of Income (Loss) and Consolidated Statements of Cash Flows
For 2019, the Company recorded $2 million of income from
sub-leases
related to

our

right-of-use
assets. Expenses related to short-term leases and leases of
low-value
assets were insignificant during the
year
.